Submission	Aug. 21, 2026
Submission [Line Items]
Central Index Key	0002065821
Registrant Name	Little West Holdings Inc.
Registration File Number	333-292507
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A